Accounts receivable, net (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Accounts receivable | $	$ 3,808		$ 4,393
ZHEJIANG TIANLAN
Accounts receivable		¥ 180,518		¥ 165,100
Current
Accounts receivable | $	1,816		1,789
30 - 59 days past due
Accounts receivable | $	1,076		1,072
60 - 89 days past due
Accounts receivable | $	288		852
Greater than 90 days past due
Accounts receivable | $	$ 628		$ 680
Within 1 year | ZHEJIANG TIANLAN
Accounts receivable		128,413		118,476
1 year – 2 years | ZHEJIANG TIANLAN
Accounts receivable		37,934		31,340
2 years – 3 years | ZHEJIANG TIANLAN
Accounts receivable		9,158		9,387
3 years – 4 years | ZHEJIANG TIANLAN
Accounts receivable		2,270		4,593
4 years – 5 years | ZHEJIANG TIANLAN
Accounts receivable		893		240
Greater than 5 years | ZHEJIANG TIANLAN
Accounts receivable		¥ 1,850		¥ 1,064